COMMITMENTS AND CONTINGENCIES (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Operating Leases, Rent Expense	¥ 136,662	$ 19,683	¥ 121,530	¥ 110,958
Other Commitment	¥ 3,085				$ 474